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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for two of its series, Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund, for the six months ended December 31, 2009. These series have June 30 fiscal year end.

Date of reporting period: December 31, 2009

Item 1 – Reports to Stockholders.

Evergreen Adjustable Rate Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
39	ADDITIONAL INFORMATION
48	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.

Effective 1/4/10, Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

February 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Adjustable Rate Fund for the six-month period ended December 31, 2009 (the “period”).

After a tumultuous 2008 and first quarter of 2009, U.S. stocks enjoyed an impressive, though sometimes volatile, recovery over the remainder of the year. The bond market also recovered some of its normalcy; the best-performing fixed income markets at the end of 2009 were those that were the most depressed and distorted as the year began. A variety of concerns, including recession, the dollar, employment, and the banking system, weighed heavily on both equity and fixed income investors throughout the period. Key issues for many investors included the pace of the economic recovery, and whether or not the market’s impressive comeback would be sustainable.

In fixed income, the high yield market had its best year ever in 2009. The same was true for the asset-backed securities (ABS) market. Though less dramatic, the period also saw powerful recovery in the municipal market. The mortgage-backed securities (MBS) market retained its status as a source of relatively stable returns, recording gains at the end of the period. Municipal-to-Treasury yield ratios were the highest on record—double or triple the long-term average ratios. At the opposite extreme, yields on Treasury notes and bonds were the lowest in 40 years. Once the panic, or flight-to-safety, demand weakened, the Treasury market suffered negative returns. Markets that were not severely depressed in 2008, such as agency notes and agency-guaranteed MBS, also underperformed the corporate and municipal markets in 2009. By the end of the period, exceptionally steep yield curves had become the dominant characteristics of the bond markets.

Despite increasing concerns on the part of global investors that record-low interest rates might fuel excessive speculation and cause asset-price bubbles—escalating inflationary pressures—the Federal Reserve reiterated its commitment at the beginning of November to maintain an accommodative stance for an “extended period.” Mindful of investors’ fears, however, monetary policymakers also indicated that, while the chances of such developments were “relatively low, they would remain alert to these risks.”

Against this backdrop of mixed but largely improving trends, the investment managers of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each fund’s objective. For example, the managers of Evergreen Short Intermediate Bond Fund focused on the higher-quality tiers of the markets while keeping duration—or

LETTER TO SHAREHOLDERS continued

price sensitivity to changes in interest rates—close to neutral to the market. At the same time, the team supervising Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages, keeping the focus on one-year reset indexes as the yield curve remained steep.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

FUND AT A GLANCE

as of December 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers:

Christopher Y. Kauffman, CFA; Richard Applebach, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

6-month return with sales charge	-0.55%	-0.61%	0.39%	N/A	N/A

6-month return w/o sales charge	1.77%	1.39%	1.39%	1.90%	1.77%

Average annual return*

1-year with sales charge	4.21%	3.81%	4.81%	N/A	N/A

1-year w/o sales charge	6.60%	5.81%	5.81%	6.87%	6.60%

5-year	2.76%	2.49%	2.49%	3.52%	3.26%

10-year	3.63%	3.15%	3.15%	4.13%	3.87%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Adjustable Rate Fund Class A shares versus a similar investment in the Barclays Capital 6-Month Treasury Bill Index (BC 6-Month T-Bill) and the Consumer Price Index (CPI).

The BC 6-Month T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

FUND AT A GLANCE continued

This section left intentionally blank

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of December 31, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	7/1/2009	12/31/2009	During Period*

Actual
Class A	$1,000.00	$1,017.72	$3.71
Class B	$1,000.00	$1,013.89	$7.56
Class C	$1,000.00	$1,013.89	$7.51
Class I	$1,000.00	$1,019.00	$2.49
Class IS	$1,000.00	$1,017.72	$3.76
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.53	$3.72
Class B	$1,000.00	$1,017.69	$7.58
Class C	$1,000.00	$1,017.74	$7.53
Class I	$1,000.00	$1,022.74	$2.50
Class IS	$1,000.00	$1,021.48	$3.77

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.73% for Class A, 1.49% for Class B, 1.48% for Class C, 0.49% for Class I and 0.74% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2009 (unaudited)	Year Ended June 30,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.00	$9.15	$9.21	$9.23	$9.34	$9.45

Income from investment operations
Net investment income	0.11	0.32	0.44 [1]	0.38	0.29 [1]	0.20 [1]
Net realized and unrealized gains or losses on investments	0.05	(0.14)	0.05)	0.02	(0.05)	0

Total from investment operations	0.16	0.18	0.39	0.40	0.24	0.20

Distributions to shareholders from
Net investment income	(0.12)	(0.33)	(0.45)	(0.42)	(0.31)	(0.31)
Tax basis return of capital	0	0	0	0	(0.04)[1]	0

Total distributions to shareholders	(0.12)	(0.33)	(0.45)	(0.42)	(0.35)	(0.31)

Net asset value, end of period	$9.04	$9.00	$9.15	$9.21	$9.23	$9.34

Total return[2]	1.77%	2.09%	4.30%	4.42%	2.61%	2.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$290,424	$277,862	$270,482	$311,031	$486,223	$826,622
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.73%[3]	0.73%	0.94%	1.07%	0.91%	0.71%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.73%[3]	0.73%	0.98%	1.11%	0.93%	0.75%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.73%[3]	0.73%	0.69%	0.71%	0.73%	0.69%
Interest and fee expense[4]	0.00%[3]	0.00%	0.25%	0.36%	0.18%	0.02%
Net investment income	2.51%[3]	3.61%	4.74%	4.18%	3.13%	2.16%
Portfolio turnover rate	12%	41%	39%	29%	16%	16%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2009 (unaudited)	Year Ended June 30,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.00	$9.15	$9.21	$9.23	$9.34	$9.45

Income from investment operations
Net investment income	0.08 [1]	0.26 [1]	0.37 [1]	0.32 [1]	0.23 [1]	0.14 [1]
Net realized and unrealized gains or losses on investments	0.04	(0.14)	(0.05)	0.01	(0.06)	(0.01)

Total from investment operations	0.12	0.12	0.32	0.33	0.17	0.13

Distributions to shareholders from
Net investment income	(0.08)	(0.27)	(0.38)	(0.35)	(0.24)	(0.24)
Tax basis return of capital	0	0	0	0	(0.04)[1]	0

Total distributions to shareholders	(0.08)	(0.27)	(0.38)	(0.35)	(0.28)	(0.24)

Net asset value, end of period	$9.04	$9.00	$9.15	$9.21	$9.23	$9.34

Total return[2]	1.39%	1.33%	3.53%	3.65%	1.90%	1.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$56,664	$90,520	$183,596	$274,387	$401,063	$563,993
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.49%[3]	1.48%	1.70%	1.81%	1.63%	1.45%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.49%[3]	1.48%	1.70%	1.81%	1.64%	1.45%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.49%[3]	1.48%	1.45%	1.45%	1.45%	1.43%
Interest and fee expense[4]	0.00%[3]	0.00%	0.25%	0.36%	0.18%	0.02%
Net investment income	1.77%[3]	2.95%	3.99%	3.45%	2.45%	1.44%
Portfolio turnover rate	12%	41%	39%	29%	16%	16%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2009 (unaudited)	Year Ended June 30,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.00	$9.15	$9.21	$9.23	$9.34	$9.45

Income from investment operations
Net investment income	0.08	0.25	0.37 [1]	0.32 [1]	0.23 [1]	0.13 [1]
Net realized and unrealized gains or losses on investments	0.04	(0.13)	(0.05)	0.01	(0.06)	0

Total from investment operations	0.12	0.12	0.32	0.33	0.17	0.13

Distributions to shareholders from
Net investment income	(0.08)	(0.27)	(0.38)	(0.35)	(0.24)	(0.24)
Tax basis return of capital	0	0	0	0	(0.04)[1]	0

Total distributions to shareholders	(0.08)	(0.27)	(0.38)	(0.35)	(0.28)	(0.24)

Net asset value, end of period	$9.04	$9.00	$9.15	$9.21	$9.23	$9.34

Total return[2]	1.39%	1.33%	3.53%	3.65%	1.90%	1.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$362,238	$360,607	$395,703	$497,661	$736,772	$1,247,703
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.48%[3]	1.48%	1.70%	1.81%	1.62%	1.45%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.48%[3]	1.48%	1.70%	1.81%	1.63%	1.45%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.48%[3]	1.48%	1.45%	1.45%	1.44%	1.43%
Interest and fee expense[4]	0.00%[3]	0.00%	0.25%	0.36%	0.18%	0.02%
Net investment income	1.77%[3]	2.88%	3.99%	3.45%	2.43%	1.42%
Portfolio turnover rate	12%	41%	39%	29%	16%	16%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2009 (unaudited)	Year Ended June 30,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.00	$9.15	$9.21	$9.23	$9.34	$9.45

Income from investment operations
Net investment income	0.13	0.35	0.46	0.41	0.32 [1]	0.23 [1]
Net realized and unrealized gains or losses on investments	0.04	(0.14)	(0.05)	0.02	(0.05)	0

Total from investment operations	0.17	0.21	0.41	0.43	0.27	0.23

Distributions to shareholders from
Net investment income	(0.13)	(0.36)	(0.47)	(0.45)	(0.34)	(0.34)
Tax basis return of capital	0	0	0	0	(0.04)[1]	0

Total distributions to shareholders	(0.13)	(0.36)	(0.47)	(0.45)	(0.38)	(0.34)

Net asset value, end of period	$9.04	$9.00	$9.15	$9.21	$9.23	$9.34

Total return	1.90%	2.35%	4.57%	4.69%	2.92%	2.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$413,315	$483,565	$890,857	$1,361,685	$1,548,974	$1,950,844
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.49%[2]	0.48%	0.70%	0.80%	0.63%	0.45%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.49%[2]	0.48%	0.70%	0.80%	0.64%	0.45%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.49%[2]	0.48%	0.45%	0.44%	0.45%	0.43%
Interest and fee expense[3]	0.00%[2]	0.00%	0.25%	0.36%	0.18%	0.02%
Net investment income	2.77%[2]	3.91%	4.98%	4.47%	3.46%	2.43%
Portfolio turnover rate	12%	41%	39%	29%	16%	16%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended December 31, 2009 (unaudited)	Year Ended June 30,

CLASS IS		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.00	$9.15	$9.21	$9.23	$9.34	$9.45

Income from investment operations
Net investment income	0.12 [1]	0.33 [1]	0.44 [1]	0.38 [1]	0.29 [1]	0.20 [1]
Net realized and unrealized gains or losses on investments	0.04	(0.15)	(0.05)	0.02	(0.05)	0

Total from investment operations	0.16	0.18	0.39	0.40	0.24	0.20

Distributions to shareholders from
Net investment income	(0.12)	(0.33)	(0.45)	(0.42)	(0.31)	(0.31)
Tax basis return of capital	0	0	0	0	(0.04)[1]	0

Total distributions to shareholders	(0.12)	(0.33)	(0.45)	(0.42)	(0.35)	(0.31)

Net asset value, end of period	$9.04	$9.00	$9.15	$9.21	$9.23	$9.34

Total return	1.77%	2.09%	4.31%	4.43%	2.66%	2.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$54,156	$85,493	$110,786	$163,580	$305,389	$516,966
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.74%[2]	0.72%	0.95%	1.06%	0.86%	0.70%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.74%[2]	0.72%	0.95%	1.06%	0.87%	0.70%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.74%[2]	0.72%	0.70%	0.70%	0.68%	0.68%
Interest and fee expense[3]	0.00%[2]	0.00%	0.25%	0.36%	0.18%	0.02%
Net investment income	2.54%[2]	3.73%	4.73%	4.14%	3.15%	2.17%
Portfolio turnover rate	12%	41%	39%	29%	16%	16%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2009 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $518,402)	$513,587	$516,493

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 9.1%
FIXED-RATE 0.7%
FHLMC, Ser. R007, Class AC, 5.875%, 05/15/2016	581,454	597,206
FNMA:
Ser. 1989-74, Class J, 9.80%, 10/25/2019	99,338	110,618
Ser. 1989-96, Class H, 9.00%, 12/25/2019	36,382	41,078
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	86,729	96,245
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	712,654	784,815
Ser. 2001-T8, Class A1, 7.50%, 07/25/2041	408,190	460,329
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,276,959	1,440,631
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	1,444,313	1,605,377
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	736,935	819,103
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	705,009	791,869
Ser. G93-1, Class K, 6.68%, 01/25/2023	1,731,264	1,889,947
GNMA, Ser. 2003-1, Class SW, IO, 0.60%, 06/16/2031	15,319,241	96,599

		8,733,817

FLOATING-RATE 8.4%
FAMC, Ser. 2000-A, Class A, 4.59%, 12/15/2039	3,525,231	3,534,925
FHLMC:
Ser. 1671, Class QA, 2.21%, 02/15/2024	590,190	605,896
Ser. 1686, Class FE, 2.36%, 02/15/2024	57,056	55,674
Ser. 1730, Class FA, 2.75%, 05/15/2024	899,855	904,006
Ser. 2315, Class FW, 0.78%, 04/15/2027	529,428	536,735
Ser. 2391, Class EF, 0.73%, 06/15/2031	579,687	576,175
Ser. 2454, Class SL, IO, 7.77%, 03/15/2032	1,424,063	193,285
Ser. 2461, Class FI, 0.73%, 04/15/2028	779,778	777,441
Ser. 2464, Class FE, 1.23%, 03/15/2032	928,169	952,125
Ser. 2466, Class FV, 0.78%, 03/15/2032	1,168,643	1,166,282
Ser. 2527, Class SX, IO, 7.32%, 02/15/2032	2,100,532	123,473
Ser. 3153, Class EM, IIFRN, 38.14%, 01/15/2034	335,880	354,041
Ser. 3190, Class SN, IIFRN, 83.42%, 03/15/2032	519,022	703,220
Ser. T-66, Class 2A1, 3.45%, 01/25/2036	15,331,713	15,423,855
Ser. T-67, Class 1A1C, 3.57%, 03/25/2036	37,675,642	37,904,133
Ser. T-67, Class 2A1C, 3.53%, 03/25/2036	24,410,147	24,422,203
FNMA:
Ser. 1992-039, Class FA, 3.04%, 03/25/2022	604,174	607,441
Ser. 1992-045, Class F, 3.04%, 04/25/2022	121,715	122,209
Ser. 1993-113, Class FA, 2.91%, 07/25/2023	523,948	516,943
Ser. 1994-14, Class F, 2.86%, 10/25/2023	1,093,994	1,089,206
Ser. 1998-T2, Class A5, 3.625%, 01/25/2032	2,911,420	2,914,116
Ser. 2001-63, Class FD, 0.83%, 12/18/2031	821,188	827,216
Ser. 2001-81, Class F, 0.78%, 01/25/2032	578,062	577,602

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2002-05, Class FD, 1.13%, 02/25/2032	$1,101,754	$1,125,210
Ser. G92-06, Class F, 2.93%, 08/25/2021	54,323	55,141
Ser. G92-20, Class FB, 3.04%, 04/25/2022	585,862	613,399
Ser. G93-19, Class FD, 2.91%, 04/25/2023	1,629,339	1,676,041
GNMA, Ser. 2004-41, Class SE, IO, 6.97%, 05/20/2030	3,931,227	141,709

		98,499,702

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $109,621,368)		107,233,519

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 76.8%
FIXED-RATE 1.7%
FHLMC:
6.50%, 04/01/2018	471,543	514,141
7.00%, 11/01/2012-09/01/2035	968,369	1,044,636
7.50%, 01/01/2016-06/01/2016	204,267	219,679
8.50%, 05/01/2020-09/01/2022	430,406	495,376
FNMA:
6.50%, 08/01/2028-05/01/2031	2,440,157	2,626,398
7.00%, 11/01/2014-11/01/2033	2,291,272	2,512,415
7.06%, 11/01/2024-01/01/2027	437,394	486,956
7.50%, 02/01/2016-08/01/2033	3,969,489	4,361,596
8.00%, 12/01/2026-05/01/2033	892,561	1,010,130
8.50%, 04/01/2026-06/01/2030	342,155	392,156
9.00%, 05/01/2021-09/01/2030	275,105	315,247
9.50%, 08/01/2021-12/01/2024	215,990	243,185
10.00%, 01/01/2021	59,122	66,872
10.50%, 04/01/2019-11/01/2019	19,747	21,460
11.00%, 01/01/2016-01/01/2018	17,218	17,989
12.50%, 07/15/2015	24,157	26,758
GNMA:
6.45%, 04/20/2025-09/20/2025	235,259	254,742
6.50%, 06/20/2034-08/20/2034	4,086,955	4,368,472
6.75%, 02/15/2029	154,029	170,261
7.00%, 07/20/2034	272,112	297,803
7.25%, 07/15/2017-05/15/2018	735,117	800,025
9.00%, 05/15/2016-02/20/2025	301,929	338,559

		20,584,856

FLOATING-RATE 75.1%
FHLB:
3.19%, 08/01/2033	5,847,659	5,969,623
3.23%, 12/01/2034	11,559,435	11,897,408
3.37%, 07/01/2034	3,050,169	3,129,953

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLB:
3.39%, 05/01/2034-06/01/2035	$15,709,217	$16,175,562
3.68%, 06/01/2032	286,304	292,116
3.79%, 06/01/2026	3,256,628	3,317,624
3.80%, 08/01/2035	679,550	706,739
3.84%, 06/01/2029	4,358,664	4,431,691
4.02%, 05/01/2033	687,552	706,496
5.34%, 06/01/2035	4,794,796	5,027,492
FHLMC:
2.21%, 07/01/2029	53,166	53,291
2.625%, 05/01/2019	13,167	13,058
2.65%, 07/01/2030	41,463	41,812
2.66%, 09/01/2016-03/01/2019	309,889	308,407
2.72%, 01/01/2030-07/01/2030	349,115	345,123
2.75%, 12/01/2017-09/01/2018	153,540	152,581
2.80%, 10/01/2030	55,060	55,901
2.91%, 08/01/2018	10,508	10,445
2.97%, 11/01/2018	32,440	33,042
3.02%, 04/01/2020	136,110	138,430
3.06%, 04/01/2034	10,202,046	10,463,307
3.08%, 10/01/2035	10,903,249	11,224,454
3.10%, 05/01/2032	96,824	99,891
3.11%, 11/01/2029	252,793	264,166
3.13%, 02/01/2034	9,038,313	9,255,133
3.17%, 11/01/2029	677,638	709,223
3.20%, 05/01/2025-10/01/2033	3,329,866	3,442,608
3.24%, 01/01/2029	34,161	35,457
3.29%, 12/01/2032	9,222,114	9,486,099
3.30%, 01/01/2022	72,038	73,687
3.32%, 01/01/2028-01/01/2030	89,724	92,385
3.35%, 11/01/2032	496,808	514,422
3.375%, 10/01/2019	54,798	56,196
3.38%, 07/01/2027-09/01/2032	8,732,219	9,094,092
3.39%, 03/01/2018-01/01/2028	123,795	124,997
3.40%, 10/01/2018	163,282	162,804
3.41%, 09/01/2030	29,318,342	30,218,604
3.42%, 06/01/2030	261,681	270,350
3.43%, 06/01/2030	1,050,018	1,087,955
3.45%, 05/01/2023-11/01/2026	810,855	833,886
3.48%, 07/01/2029	156,360	161,056
3.49%, 10/01/2030	6,182,940	6,349,560
3.51%, 10/01/2033	5,938,779	6,196,582
3.55%, 05/01/2028	924,936	949,160
3.57%, 02/01/2030	122,404	126,223

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
3.60%, 08/01/2018-06/01/2030	$259,025	$266,543
3.62%, 01/01/2026	35,912	35,596
3.64%, 05/01/2028	758,582	784,495
3.65%, 08/01/2030	14,927,651	15,432,294
3.67%, 06/01/2020	323,548	321,028
3.74%, 07/01/2017-03/01/2025	10,347,619	10,583,494
3.79%, 08/01/2027	17,215	17,725
3.82%, 06/01/2019	256,058	260,325
3.85%, 01/01/2023	98,535	104,518
3.88%, 03/01/2032	34,577	36,365
3.91%, 06/01/2024	69,424	69,602
3.94%, 07/01/2024	73,938	76,076
3.96%, 10/01/2029	415,398	428,122
3.97%, 06/01/2028	683,556	700,037
4.00%, 07/01/2018	614,158	610,337
4.03%, 12/01/2018	74,864	76,507
4.16%, 12/01/2018	93,044	95,248
4.18%, 04/01/2019	48,908	48,945
4.26%, 07/01/2019-08/01/2029	253,167	258,625
4.29%, 02/01/2024	52,088	52,954
4.30%, 02/01/2018	16,029	16,137
4.35%, 10/01/2025	60,850	62,687
4.36%, 02/01/2035	5,417,666	5,589,875
4.37%, 06/01/2025	160,272	164,638
4.375%, 08/01/2019	34,532	35,629
4.42%, 08/01/2029	55,407	56,340
4.43%, 10/01/2024-10/01/2025	804,712	825,327
4.51%, 01/01/2024	127,513	130,596
4.67%, 06/01/2021	325,259	335,514
4.70%, 09/01/2016	290,939	296,309
4.73%, 06/01/2019-10/01/2032	2,174,373	2,208,843
4.74%, 05/01/2020	1,676	1,730
4.76%, 06/01/2020	4,445	4,566
4.78%, 10/01/2029	258,626	265,010
4.80%, 02/01/2036	17,218,745	18,063,278
4.86%, 12/01/2017-07/01/2035	8,105,499	8,466,218
4.90%, 03/01/2020	6,420	6,832
4.92%, 07/01/2028	202,118	212,483
4.99%, 03/01/2025	216,555	221,075
5.02%, 11/01/2029	480,488	501,836
5.06%, 04/01/2023-12/01/2035	9,826,979	10,194,379
5.12%, 02/01/2027	236,092	243,378
5.27%, 05/01/2020	3,979	4,101

 See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.31%, 02/01/2029	$476,702	$490,557
5.32%, 05/01/2032	464,025	475,724
5.43%, 09/01/2030	218,788	222,605
5.48%, 04/01/2037	6,436,269	6,802,460
5.53%, 02/01/2021	83,119	84,753
5.63%, 06/01/2033	2,667,906	2,808,338
5.71%, 08/01/2029	744,349	767,299
5.78%, 01/01/2036	9,137,904	9,570,484
5.95%, 05/01/2031	392,976	403,144
5.97%, 09/01/2031	767,563	785,975
6.49%, 01/01/2019	2,620	2,642
6.61%, 04/01/2032	231,225	235,044
6.92%, 01/01/2017	7,342	7,440
7.02%, 04/01/2029	568,486	603,845
7.22%, 08/01/2027	97,366	101,279
FNMA:
1.84%, 05/01/2029	572,726	587,009
1.94%, 12/01/2030	383,371	389,405
2.04%, 01/01/2033	599,273	607,937
2.26%, 04/01/2033	1,684,277	1,711,595
2.30%, 12/01/2031	250,920	255,264
2.31%, 11/01/2032	447,295	440,877
2.33%, 05/01/2022-04/01/2033	2,281,941	2,319,285
2.38%, 07/01/2020	36,239	36,438
2.40%, 01/01/2021	16,976	17,165
2.41%, 08/01/2033	728,578	729,156
2.43%, 03/01/2015-11/01/2039	377,702	383,354
2.46%, 12/01/2031	507,780	519,670
2.48%, 01/01/2021	11,241	11,367
2.50%, 03/01/2021-03/01/2030	136,928	139,469
2.52%, 10/01/2017-04/01/2042	98,991,508	101,446,369
2.53%, 12/01/2035	48,703,986	50,047,729
2.55%, 12/01/2024	50,260	51,338
2.56%, 07/01/2017	378,550	387,497
2.57%, 08/01/2017-09/01/2031	3,851,110	3,948,124
2.58%, 05/01/2017-12/01/2039	738,447	754,968
2.59%, 12/01/2031	818,007	815,916
2.60%, 12/01/2017-07/01/2035	10,072,812	10,137,760
2.61%, 04/01/2019-01/01/2038	2,725,423	2,718,485
2.62%, 07/01/2035	7,115,079	7,158,412
2.65%, 04/01/2021-08/01/2031	511,642	515,674
2.66%, 07/01/2018-08/01/2032	1,480,150	1,512,425
2.69%, 12/01/2020-09/26/2035	1,704,133	1,733,336

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
2.70%, 06/01/2031-08/01/2035	$6,683,400	$6,772,617
2.71%, 11/01/2020-11/01/2032	2,192,214	2,246,036
2.72%, 10/01/2018	351,441	355,644
2.73%, 04/01/2018-10/01/2018	2,660,721	2,746,528
2.74%, 09/01/2017-10/01/2018	2,434,860	2,482,252
2.76%, 07/01/2018	8,259	8,398
2.77%, 07/01/2032	302,869	311,349
2.78%, 07/01/2038	2,881,650	2,973,819
2.79%, 07/01/2020	4,127,338	4,241,621
2.80%, 07/01/2017-03/01/2031	1,223,767	1,244,176
2.82%, 08/01/2031-09/01/2033	442,103	453,337
2.84%, 02/01/2033-01/01/2036	1,118,366	1,156,798
2.85%, 01/01/2028-10/01/2034	4,714,882	4,825,742
2.86%, 08/01/2036	16,537,862	16,992,157
2.875%, 07/01/2017-01/01/2019	332,138	337,402
2.89%, 11/01/2024	199,203	206,128
2.91%, 09/01/2031	976,777	977,811
2.92%, 07/01/2025-12/01/2040	23,505,950	24,295,992
2.94%, 03/01/2033-10/01/2034	5,397,417	5,499,950
2.95%, 06/01/2022-06/01/2032	716,110	748,403
2.96%, 04/01/2030-06/01/2032	303,743	312,508
2.97%, 02/01/2028	60,910	62,660
2.98%, 06/01/2021-04/01/2030	610,792	625,291
3.00%, 11/01/2017-02/01/2020	538,002	550,653
3.01%, 04/01/2036	1,284,832	1,313,037
3.02%, 06/01/2027-08/01/2032	327,950	334,063
3.03%, 10/01/2025	218,685	227,146
3.04%, 04/01/2028-08/01/2040	2,878,214	2,975,923
3.05%, 06/01/2034	9,436,867	9,798,205
3.06%, 01/01/2036-07/01/2038	4,159,017	4,253,879
3.07%, 05/01/2025-12/01/2028	566,798	584,515
3.09%, 09/01/2032	233,893	241,688
3.10%, 11/01/2027-07/01/2048	12,071,258	12,335,557
3.11%, 06/01/2032-02/01/2033	1,207,618	1,258,642
3.12%, 12/01/2033-05/01/2035	21,375,261	22,116,900
3.125%, 07/01/2017-03/01/2027	305,944	310,722
3.15%, 07/01/2027-07/01/2038	19,986,769	20,699,133
3.16%, 01/01/2027-02/01/2035	15,719,468	16,153,680
3.20%, 12/01/2023-02/01/2032	5,502,512	5,591,950
3.21%, 06/01/2026-08/01/2032	436,394	449,816
3.22%, 09/01/2032	276,066	275,960
3.23%, 09/01/2030	470,624	484,982
3.24%, 10/01/2024-04/01/2030	260,904	269,643

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.25%, 09/01/2017-07/01/2048	$16,410,001	$16,999,365
3.26%, 04/01/2024	68,246	70,010
3.27%, 12/01/2021-11/01/2035	33,741,508	35,218,950
3.28%, 02/01/2035	4,728,975	4,812,734
3.29%, 07/01/2027-03/01/2033	7,134,784	7,349,223
3.31%, 02/01/2018-06/01/2027	543,245	564,851
3.32%, 02/01/2035	17,966,775	18,765,578
3.33%, 11/01/2017-12/01/2030	2,353,257	2,426,498
3.34%, 11/01/2018	63,924	64,927
3.35%, 06/01/2027-09/01/2030	224,429	234,138
3.375%, 06/01/2025	12,897	13,245
3.38%, 05/01/2036	10,230,564	10,724,540
3.41%, 10/01/2031	637,459	655,946
3.43%, 09/01/2019-10/01/2029	981,500	1,015,293
3.44%, 11/01/2022	399,808	413,045
3.46%, 06/01/2019-04/01/2028	1,311,945	1,354,381
3.47%, 10/01/2017-02/01/2033	594,112	608,526
3.49%, 01/01/2032	46,937	47,474
3.50%, 06/01/2033-08/01/2033	967,660	1,011,567
3.51%, 01/01/2018-09/01/2018	2,291,341	2,346,344
3.52%, 04/01/2018	19,735	20,190
3.53%, 06/01/2030	649,510	676,328
3.55%, 10/01/2025	27,319	28,338
3.56%, 06/01/2017	65,677	66,749
3.58%, 10/01/2017-09/01/2021	1,157,761	1,209,354
3.59%, 05/01/2028	606,079	622,334
3.60%, 06/01/2032	191,859	193,434
3.625%, 08/01/2017	4,002	4,089
3.65%, 07/01/2028	594,428	617,754
3.66%, 10/01/2028-02/01/2035	6,546,673	6,603,937
3.68%, 01/01/2031	101,257	105,793
3.70%, 07/01/2028	242,587	248,654
3.71%, 10/01/2024	48,546	49,850
3.72%, 04/01/2026	11,750	12,163
3.74%, 12/01/2024-02/01/2035	11,651,495	12,059,415
3.75%, 12/01/2016	2,819	2,857
3.77%, 01/01/2021	1,639,989	1,681,497
3.78%, 07/01/2024	22,568	22,909
3.79%, 01/01/2033	690,605	717,049
3.80%, 03/01/2033	101,874	104,203
3.81%, 07/01/2021	639,565	655,669
3.82%, 08/01/2030	301,666	314,240
3.83%, 05/01/2032-06/01/2032	992,695	1,012,146

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.85%, 09/01/2033	$73,621	$74,079
3.88%, 10/01/2024	735,828	761,421
3.90%, 06/01/2024-04/01/2033	2,212,856	2,299,429
3.92%, 10/01/2034	1,434,226	1,498,221
3.93%, 07/01/2033	119,134	120,161
3.94%, 05/01/2019	4,865	4,994
3.97%, 11/01/2024	228,775	234,412
3.98%, 04/01/2033	1,176,830	1,220,237
4.00%, 07/01/2016-12/01/2028	671,686	687,653
4.01%, 06/01/2016-04/01/2033	1,382,116	1,405,233
4.02%, 09/01/2033	497,645	507,021
4.03%, 01/01/2029	73,052	75,934
4.04%, 01/01/2033	859,513	887,053
4.05%, 08/01/2018	205,387	210,037
4.08%, 07/01/2039	5,003,286	5,204,531
4.10%, 10/01/2017-06/01/2040	2,004,331	2,059,572
4.13%, 03/01/2030	398,968	412,317
4.15%, 12/01/2016-03/01/2018	50,394	50,896
4.17%, 01/01/2033-04/01/2040	723,178	725,725
4.23%, 01/01/2033-06/01/2034	1,305,037	1,349,960
4.25%, 06/01/2018	73,019	74,688
4.26%, 08/01/2017-04/01/2040	5,304,425	5,569,332
4.30%, 01/01/2025	93,636	95,362
4.31%, 12/01/2050	459,503	482,336
4.33%, 01/01/2019-06/01/2019	39,885	40,634
4.36%, 11/01/2031	133,379	138,764
4.375%, 07/01/2017	3,222	3,292
4.40%, 10/01/2024-04/01/2032	292,890	301,632
4.41%, 09/01/2033	215,085	219,633
4.42%, 06/01/2033	121,373	129,907
4.45%, 11/01/2031	53,693	56,083
4.48%, 09/01/2033	110,955	114,134
4.49%, 05/01/2018	16,443	16,974
4.50%, 09/01/2016-11/01/2028	612,281	635,724
4.52%, 09/01/2032	3,007,006	3,141,621
4.54%, 02/01/2029	4,931,883	5,074,241
4.55%, 12/01/2022-11/01/2027	928,781	944,206
4.57%, 02/01/2029	314,963	327,471
4.58%, 05/01/2034-12/01/2036	2,202,828	2,282,947
4.59%, 01/01/2029	98,205	102,137
4.60%, 02/01/2019	818,461	848,993
4.63%, 10/01/2032	2,385,262	2,452,837
4.65%, 03/01/2014	1,404	1,407

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.69%, 09/01/2032	$14,682,510	$15,274,614
4.70%, 10/01/2029-12/01/2032	1,474,847	1,528,768
4.71%, 07/01/2019	6,734	6,848
4.73%, 04/01/2034	4,363,924	4,532,633
4.75%, 08/01/2026	216,129	224,863
4.81%, 01/01/2018	2,454	2,582
4.82%, 06/01/2023	1,133	1,173
4.85%, 11/01/2017	173	175
4.86%, 06/01/2019	42,676	44,166
4.88%, 05/01/2017	239,322	246,277
4.90%, 10/01/2029	405,448	424,431
4.92%, 04/01/2032	123,742	129,122
4.96%, 01/01/2019-11/01/2031	4,298,033	4,400,834
4.97%, 04/01/2018-09/01/2031	1,482,847	1,527,770
5.00%, 03/01/2023	28,289	28,939
5.03%, 09/01/2019	22,288	22,250
5.05%, 01/01/2018	1,675	1,775
5.06%, 07/01/2017	137,864	143,274
5.09%, 08/01/2031	82,872	85,733
5.13%, 09/01/2017	17,062	17,849
5.16%, 06/01/2028	94,719	98,049
5.22%, 04/01/2019	3,845	3,830
5.23%, 04/01/2032-09/01/2033	407,361	420,880
5.29%, 05/01/2018	2,537	2,602
5.31%, 04/01/2018	99	107
5.37%, 09/01/2018-02/01/2036	10,698,551	11,224,738
5.38%, 11/01/2014	13,603	13,667
5.41%, 05/01/2017	4,121	4,286
5.49%, 01/01/2019	359,826	374,001
5.59%, 06/01/2033	445,381	464,443
5.67%, 02/01/2033	113,890	117,040
5.70%, 03/01/2032	84,088	87,615
5.71%, 06/01/2024	174,062	178,250
5.73%, 01/01/2017	3,803	3,987
5.84%, 06/01/2019	12,984	13,228
5.85%, 03/01/2014	36,198	37,523
5.95%, 10/01/2025	19,346	19,844
6.00%, 02/01/2017-11/01/2021	49,910	51,412
6.04%, 05/01/2019	7,081	7,365
6.07%, 09/01/2023	54,024	55,093
6.08%, 01/01/2023	52,264	52,792
6.15%, 03/01/2030	77,076	76,751
6.25%, 10/01/2021	28,620	28,370

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.29%, 06/01/2028	$151,675	$157,072
6.37%, 11/01/2023	10,423	10,443
6.44%, 10/01/2018	345	383
6.45%, 02/01/2034	296,651	308,075
6.49%, 04/01/2020	30,364	30,747
6.72%, 03/01/2023	8,322	8,907
6.73%, 06/01/2022	6,815	7,053
6.85%, 06/01/2025	51,581	53,218
6.87%, 05/01/2025	1,650	1,715
6.99%, 06/01/2032	172,849	175,406
7.01%, 10/01/2032	49,015	49,475
7.09%, 11/01/2019	692	701
7.10%, 03/01/2015	33,696	34,825
7.50%, 07/01/2010	835,186	839,499
7.625%, 03/01/2024	3,775	3,830
7.75%, 02/01/2024-01/01/2026	3,366	3,459
7.97%, 06/01/2024	331	342
8.375%, 12/01/2024	3,238	3,296
8.57%, 02/01/2032	166,403	189,682
9.10%, 10/01/2024	3,195	3,265
GNMA:
3.125%, 08/20/2017	19,270	19,812
3.625%, 07/20/2016-09/20/2027	5,994,488	6,084,041
4.00%, 01/20/2030-12/20/2032	366,442	371,896
4.125%, 09/20/2017-11/20/2032	17,317,532	17,726,634
4.375%, 02/20/2016-01/20/2028	12,502,716	12,858,790
4.50%, 01/20/2016-03/20/2033	2,571,896	2,656,400
4.875%, 01/20/2022	7,453	7,710
5.00%, 08/20/2015-10/20/2015	52,960	54,715

		883,315,202

Total Agency Mortgage-Backed Pass Through Securities (cost $901,005,640)		903,900,058

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 11.1%
FIXED-RATE 1.9%
FHLMC, Ser. T-55, Class 1A1, 6.50%, 03/25/2043	190,978	204,960
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	9,816,301	11,073,043
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	715,454	807,040
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,230,579	1,367,708
Ser. 2003-W02, Class 1A3, 7.50%, 07/25/2042	658,845	740,001
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	7,361,907	8,186,124

		22,378,876

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 9.2%
FHLMC, Ser. T-54, Class 4A, 4.86%, 02/25/2043	$3,646,468	$3,555,161
FNMA:
Ser. 2001-T12, Class A4, 4.93%, 08/25/2041	14,472,600	14,794,970
Ser. 2002-66, Class A3, 4.68%, 04/25/2042	18,829,092	19,333,147
Ser. 2002-D12, Class A5, 4.91%, 10/25/2041	3,759,450	3,855,262
Ser. 2002-W04, Class A6, 5.04%, 02/25/2027	5,501,142	5,464,272
Ser. 2003-07, Class A2, 4.23%, 05/25/2042	2,451,983	2,290,247
Ser. 2003-63, Class A8, 4.39%, 01/25/2043	3,200,023	3,281,975
Ser. 2003-W04, Class 5A, 5.02%, 10/25/2042	2,333,069	2,345,201
Ser. 2003-W08, Class 4A, 4.82%, 11/25/2042	1,232,554	1,213,416
Ser. 2003-W10, Class 2A, 4.85%, 06/25/2043	4,884,975	4,752,154
Ser. 2003-W18, Class 2A, 4.93%, 06/25/2043	28,618,019	29,362,139
Ser. 2004-T03, Class 2A, 5.03%, 08/25/2043	4,277,211	4,198,873
Ser. 2004-W12, Class 2A, 4.90%, 06/25/2044	13,045,833	13,393,988

		107,840,805

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $130,032,604)		130,219,681

YANKEE OBLIGATIONS – GOVERNMENT 0.4%
Instituto Nacional de Habitacao U.S. Aid Agcy., FRN, 1.14%, 12/01/2016 ☐ + (cost $4,375,000)	4,375,000	4,156,250

	Shares	Value

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.08% q ø	20,717,961	20,717,961

	Principal Amount	Value

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bill, 0.14%, 02/11/2010 ß	$1,250,000	1,249,954

Total Short-Term Investments (cost $21,967,776)		21,967,915

Total Investments (cost $1,167,520,790) 99.3%		1,167,993,916
Other Assets and Liabilities 0.7%		8,803,636

Net Assets 100.0%		$1,176,797,552

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ß	Rate shown represents the yield to maturity at date of purchase.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2009:

AAA	100%

The following table shows the percent of total bonds based on effective maturity as of December 31, 2009:

Less than 1 year	3.1%
1 to 3 year(s)	3.3%
3 to 5 years	54.4%
5 to 10 years	39.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $1,146,802,829)	$1,147,275,955
Investments in affiliated issuers, at value (cost $20,717,961)	20,717,961

Total investments	1,167,993,916
Principal paydown receivable	3,555,669
Interest receivable	4,711,272
Receivable for Fund shares sold	3,781,306
Prepaid expenses and other assets	13,277

Total assets	1,180,055,440

Liabilities
Dividends payable	674,391
Payable for Fund shares redeemed	1,248,435
Unrealized losses on interest rate swap transactions	948,461
Advisory fee payable	27,213
Distribution Plan expenses payable	55,511
Due to other related parties	22,128
Trustees’ fees and expenses payable	179,106
Accrued expenses and other liabilities	102,643

Total liabilities	3,257,888

Net assets	$1,176,797,552

Net assets represented by
Paid-in capital	$1,524,412,331
Overdistributed net investment income	(1,305,276)
Accumulated net realized losses on investments	(345,834,168)
Net unrealized losses on investments	(475,335)

Total net assets	$1,176,797,552

Net assets consists of
Class A	$290,423,921
Class B	56,664,473
Class C	362,237,950
Class I	413,314,816
Class IS	54,156,392

Total net assets	$1,176,797,552

Shares outstanding (unlimited number of shares authorized)
Class A	32,142,858
Class B	6,271,330
Class C	40,090,662
Class I	45,742,830
Class IS	5,993,525

Net asset value per share
Class A	$9.04
Class A — Offering price (based on sales charge of 2.25%)	$9.25
Class B	$9.04
Class C	$9.04
Class I	$9.04
Class IS	$9.04

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2009 (unaudited)

Investment income
Interest	$20,800,920
Income from affiliated issuers	20,230

Total investment income	20,821,150

Expenses
Advisory fee	1,343,946
Distribution Plan expenses
Class A	369,560
Class B	363,504
Class C	1,854,778
Class IS	115,592
Administrative services fee	639,974
Transfer agent fees	734,661
Trustees’ fees and expenses	13,537
Printing and postage expenses	64,811
Custodian and accounting fees	165,971
Registration and filing fees	60,628
Professional fees	46,923
Other	35,661

Total expenses	5,809,546
Less: Expense reductions	(124)

Net expenses	5,809,422

Net investment income	15,011,728

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities in unaffiliated issuers	(1,668,209)
Interest rate swap transactions	(588,606)

Net realized losses on investments	(2,256,815)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	8,544,309
Interest rate swap transactions	(1,039,624)

Net change in unrealized gains or losses on investments	7,504,685

Net realized and unrealized gains or losses on investments	5,247,870

Net increase in net assets resulting from operations	$20,259,598

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2009 (unaudited)		Year Ended June 30, 2009

Operations
Net investment income		$15,011,728		$51,020,296
Net realized losses on investments		(2,256,815)		(22,923,296)
Net change in unrealized gains or losses on investments		7,504,685		(6,927,989)

Net increase in net assets resulting from operations		20,259,598		21,169,011

Distributions to shareholders from
Net investment income
Class A		(3,849,845)		(9,835,759)
Class B		(681,019)		(4,049,661)
Class C		(3,444,303)		(10,883,212)
Class I		(6,422,392)		(25,166,093)
Class IS		(1,213,627)		(3,214,475)

Total distributions to shareholders		(15,611,186)		(53,149,200)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	4,868,367	43,868,280	7,834,266	70,078,491
Class B	168,585	1,520,622	1,395,874	12,505,717
Class C	3,415,672	30,763,248	5,916,908	52,789,430
Class I	10,269,133	92,537,334	13,789,097	123,934,494
Class IS	3,719,128	33,511,902	6,259,486	56,395,614

		202,201,386		315,703,746

Net asset value of shares issued in reinvestment of distributions
Class A	320,791	2,892,424	783,748	6,998,391
Class B	58,021	522,998	333,410	2,980,933
Class C	228,437	2,059,590	699,237	6,244,821
Class I	629,727	5,676,744	2,217,247	19,807,917
Class IS	83,127	749,421	173,127	1,551,420

		11,901,177		37,583,482

Automatic conversion of Class B shares to Class A shares
Class A	2,283,986	20,575,416	4,942,541	44,107,213
Class B	(2,283,986)	(20,575,416)	(4,942,541)	(44,107,213)

		0		0

Payment for shares redeemed
Class A	(6,195,992)	(55,871,496)	(12,263,781)	(109,383,087)
Class B	(1,726,475)	(15,553,184)	(6,803,056)	(60,859,741)
Class C	(3,610,647)	(32,534,925)	(9,818,373)	(87,677,663)
Class I	(18,871,536)	(170,145,340)	(59,681,951)	(537,398,398)
Class IS	(7,305,483)	(65,895,268)	(9,047,172)	(79,365,181)

		(340,000,213)		(874,684,070)

Net decrease in net assets resulting from capital share transactions		(125,897,650)		(521,396,842)

Total decrease in net assets		(121,249,238)		(553,377,031)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended December 31, 2009 (unaudited)	Year Ended June 30, 2009

Net assets
Beginning of period	$1,298,046,790	$1,851,423,821

End of period	$1,176,797,552	$1,298,046,790

Overdistributed net investment income	$(1,305,276)	$(705,818)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through February 19, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as coun-terparty to all exchange traded futures, guarantees the futures against default.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Interest rate swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into interest rate swap contracts for hedging purposes to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

h. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. For the six months ended December 31, 2009, the advisory fee was equivalent to an annual rate of 0.21% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended December 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

six months ended December 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the six months ended December 31, 2009, EIS received $12,765 from the sale of Class A shares and $14,422, $26,004 and $10,510 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $158,306,734 and $142,927,982, respectively, for the six months ended December 31, 2009.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Mortgage-backed securities	$0	$1,141,869,751	$0	$1,141,869,751
Debt securities issued by foreign governments	0	0	4,156,250	4,156,250
Debt securities issued by U.S. Treasury and U.S. government agencies	1,249,954	0	0	1,249,954
Short-term investments	20,717,961	0	0	20,717,961

	$21,967,915	$1,141,869,751	$4,156,250	$1,167,993,916

Further details on the major security types listed above can be found in the Schedule of Investments.

As of December 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(948,461)	$0	$(948,461)

*	Other financial instruments include swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Debt securities issued by foreign governments

Balance as of July 1, 2009	$4,453,125
Realized gains or losses	0
Change in unrealized gains or losses	15,625
Net purchases (sales)	(312,500)
Transfers in and/or out of Level 3	0

Balance as of December 31, 2009	$4,156,250

Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2009	$0

On December 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,169,247,214. The gross unrealized appreciation and depreciation on securities

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

based on tax cost was $6,583,243 and $7,836,541, respectively, with a net unrealized depreciation of $1,253,298.

As of June 30, 2009, the Fund had $319,562,723 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012	2013	2014	2015	2016	2017

$981,922	$10,210,807	$124,196,026	$95,791,789	$47,790,373	$11,283,743	$18,541,278	$10,766,785

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2009, the Fund incurred and elected to defer post-October losses of $22,073,544.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2009, the Fund entered into interest rate swap contracts for hedging purposes.

At December 31, 2009, the Fund had the following interest rate swap contracts outstanding:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain (Loss)

06/30/2011	$70,000,000	RBS	Fixed-1.488%	Floating-0.282%	$(948,461)

The Fund had an average notional balance on interest rate swaps of $107,309,783 during the six months ended December 31, 2009.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended December 31, 2009, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended December 31, 2009, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. SUBSEQUENT EVENTS

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Adjustable Rate Government Fund, which will be a series of Wells Fargo Funds Trust created in order to receive the assets of the Fund upon completion of the reorganization, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Adjustable Rate Government Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

Effective January 4, 2010, Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo & Company, replaced EIS as the distributor for the Fund.

In January 2010, the Fund changed its pricing for all evaluated prices for taxable fixed income securities and non-listed preferred stocks from mean to bid prices. The change was the result of EIMC’s analysis of which price estimate (mean or bid) provided the better estimate of value. The impact to the net asset value (NAV) per share of the Fund on the day of the change was less than $0.01.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Tattersall Advisory Group, Inc. (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Adjustable Rate Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC, the Sub-Advisor, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the

ADDITIONAL INFORMATION (unaudited) continued

larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an

ADDITIONAL INFORMATION (unaudited) continued

investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with EIMC’s and the Sub-Advisor’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Six-Month Treasury Bill Index. The Trustees also noted that, for the one-, three, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares’ performance was in the fifth quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that EIMC has taken steps to improve the Fund’s performance, including the appointment of a new portfolio management team in September 2008. They observed that the limited period of time that had elapsed since EIMC’s actions was insufficient for the Trustees to evaluate the success of

ADDITIONAL INFORMATION (unaudited) continued

those changes. The Trustees concluded that the remedial measures being undertaken by EIMC in light of the Fund’s relative underperformance were at least sufficient to allow the Trustees to continue the advisory agreements.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the Fund’s management fee was lower than the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the

ADDITIONAL INFORMATION (unaudited) continued

appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

120022 564984 rv7 02/2010

Evergreen Short Intermediate Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
35	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.

Effective 1/4/10, Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

February 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Short Intermediate Bond Fund for the six-month period ended December 31, 2009 (the “period”).

After a tumultuous 2008 and first quarter of 2009, U.S. stocks enjoyed an impressive, though sometimes volatile, recovery over the remainder of the year. The bond market also recovered some of its normalcy; the best-performing fixed income markets at the end of 2009 were those that were the most depressed and distorted as the year began. A variety of concerns, including recession, the dollar, employment, and the banking system, weighed heavily on both equity and fixed income investors throughout the period. Key issues for many investors included the pace of the economic recovery, and whether or not the market’s impressive comeback would be sustainable.

In fixed income, the high yield market had its best year ever in 2009. The same was true for the asset-backed securities (ABS) market. Though less dramatic, the period also saw powerful recovery in the municipal market. The mortgage-backed securities (MBS) market retained its status as a source of relatively stable returns, recording gains at the end of the period. Municipal-to-Treasury yield ratios were the highest on record—double or triple the long-term average ratios. At the opposite extreme, yields on Treasury notes and bonds were the lowest in 40 years. Once the panic, or flight-to-safety, demand weakened, the Treasury market suffered negative returns. Markets that were not severely depressed in 2008, such as agency notes and agency-guaranteed MBS, also underperformed the corporate and municipal markets in 2009. By the end of the period, exceptionally steep yield curves had become the dominant characteristics of the bond markets.

Despite increasing concerns on the part of global investors that record-low interest rates might fuel excessive speculation and cause asset-price bubbles—escalating inflationary pressures—the Federal Reserve reiterated its commitment at the beginning of November to maintain an accommodative stance for an “extended period.” Mindful of investors’ fears, however, monetary policymakers also indicated that, while the chances of such developments were “relatively low, they would remain alert to these risks.”

Against this backdrop of mixed but largely improving trends, the investment managers of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each fund’s objective. For example, the managers of Evergreen Short Intermediate Bond Fund focused on the higher-quality tiers of the markets while keeping duration—or

1

LETTER TO SHAREHOLDERS continued

price sensitivity to changes in interest rates—close to neutral to the market. At the same time, the team supervising Evergreen Adjustable Rate Fund continued to emphasize AAA- rated1 adjustable rate mortgages, keeping the focus on one-year reset indexes as the yield curve remained steep.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

1	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd.

Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

3

FUND AT A GLANCE

as of December 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor1:

Wells Capital Management Inc.

Portfolio Managers1:

Troy Ludgood; Thomas O’Connor, CFA

1	Effective December 1, 2009, Wells Capital Management Inc. became sub-advisor for the fund. Mr. Ludgood and Mr. O’Connor became portfolio managers of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

6-month return with sales charge	4.84%	4.89%	5.89%	N/A	N/A

6-month return w/o sales charge	7.31%	6.89%	6.89%	7.42%	7.29%

Average annual return*

1-year with sales charge	11.55%	11.14%	12.14%	N/A	N/A

1-year w/o sales charge	14.04%	13.14%	13.14%	14.26%	13.98%

5-year	-0.48%	-0.84%	-0.84%	0.16%	-0.09%

10-year	3.26%	2.84%	2.84%	3.62%	3.37%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the fund’s Class I shares, the original class offered. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, and C would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short Intermediate Bond Fund Class A shares versus a similar investment in the Barclays Capital Intermediate Government/Credit Index (BCIGCI) and the Consumer Price Index (CPI).

The BCIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

5

FUND AT A GLANCE continued

This section left intentionally blank

A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of December 31, 2009, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	7/1/2009	12/31/2009	During Period*

Actual
Class A	$1,000.00	$1,073.12	$6.01
Class B	$1,000.00	$1,068.85	$10.17
Class C	$1,000.00	$1,068.85	$10.17
Class I	$1,000.00	$1,074.19	$4.91
Class IS	$1,000.00	$1,072.86	$6.27
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.41	$5.85
Class B	$1,000.00	$1,015.38	$9.91
Class C	$1,000.00	$1,015.38	$9.91
Class I	$1,000.00	$1,020.47	$4.79
Class IS	$1,000.00	$1,019.16	$6.11

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.95% for Class B, 1.95% for Class C, 0.94% for Class I and 1.20% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2009
CLASS A	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.67	$5.50	$5.90	$5.84	$6.11	$6.05

Income from investment operations
Net investment income	0.09	0.26	0.29	0.26	0.24	0.23
Net realized and unrealized gains or losses on investments	0.25	(0.87)	(0.42)	0.06	(0.26)	0.07

Total from investment operations	0.34	(0.61)	(0.13)	0.32	(0.02)	0.30

Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.12)	(0.25)	(0.25)	(0.24)
Tax basis return of capital	0	(0.03)[1]	(0.15)[1]	(0.01)[1]	0	0

Total distributions to shareholders	(0.09)	(0.22)	(0.27)	(0.26)	(0.25)	(0.24)

Net asset value, end of period	$4.92	$4.67	$5.50	$5.90	$5.84	$6.11

Total return[2]	7.31%	(10.94)%	(2.28)%	5.51%	(0.31)%	4.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,761	$18,620	$28,718	$56,384	$68,516	$83,691
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%[3]	0.91%	0.81%	0.79%	0.77%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	1.20%[3]	0.96%	0.90%	0.89%	0.87%	0.88%
Net investment income	3.70%[3]	5.11%	4.80%	4.33%	4.03%	3.69%
Portfolio turnover rate	174%	189%	191%	128%	113%	154%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2009
CLASS B	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.67	$5.50	$5.90	$5.84	$6.11	$6.05

Income from investment operations
Net investment income	0.07	0.22	0.24	0.21	0.20	0.17
Net realized and unrealized gains or losses on investments	0.25	(0.86)	(0.41)	0.06	(0.27)	0.08

Total from investment operations	0.32	(0.64)	(0.17)	0.27	(0.07)	0.25

Distributions to shareholders from
Net investment income	(0.07)	(0.16)	(0.08)	(0.20)	(0.20)	(0.19)
Tax basis return of capital	0	(0.03)[1]	(0.15)[1]	(0.01)[1]	0	0

Total distributions to shareholders	(0.07)	(0.19)	(0.23)	(0.21)	(0.20)	(0.19)

Net asset value, end of period	$4.92	$4.67	$5.50	$5.90	$5.84	$6.11

Total return[2]	6.89%	(11.66)%	(3.06)%	4.67%	(1.15)%	4.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,491	$2,604	$3,589	$5,133	$7,131	$10,343
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.95%[3]	1.71%	1.61%	1.59%	1.57%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.95%[3]	1.71%	1.61%	1.59%	1.57%	1.58%
Net investment income	2.92%[3]	4.33%	4.02%	3.55%	3.22%	2.83%
Portfolio turnover rate	174%	189%	191%	128%	113%	154%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2009
CLASS C	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.67	$5.50	$5.90	$5.84	$6.11	$6.05

Income from investment operations
Net investment income	0.07	0.19	0.24	0.21	0.19	0.17
Net realized and unrealized gains or losses on investments	0.25	(0.83)	(0.41)	0.06	(0.26)	0.08

Total from investment operations	0.32	(0.64)	(0.17)	0.27	(0.07)	0.25

Distributions to shareholders from
Net investment income	(0.07)	(0.16)	(0.08)	(0.20)	(0.20)	(0.19)
Tax basis return of capital	0	(0.03)[1]	(0.15)[1]	(0.01)[1]	0	0

Total distributions to shareholders	(0.07)	(0.19)	(0.23)	(0.21)	(0.20)	(0.19)

Net asset value, end of period	$4.92	$4.67	$5.50	$5.90	$5.84	$6.11

Total return[2]	6.89%	(11.66)%	(3.06)%	4.67%	(1.15)%	4.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,235	$9,488	$9,974	$13,035	$16,659	$21,359
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.95%[3]	1.72%	1.61%	1.59%	1.58%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.95%[3]	1.72%	1.61%	1.59%	1.58%	1.58%
Net investment income	2.87%[3]	4.31%	4.03%	3.55%	3.23%	2.83%
Portfolio turnover rate	174%	189%	191%	128%	113%	154%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2009
CLASS I	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.67	$5.50	$5.90	$5.84	$6.11	$6.05

Income from investment operations
Net investment income	0.09	0.26 [1]	0.29	0.28	0.25	0.23
Net realized and unrealized gains or losses on investments	0.26	(0.86)	(0.40)	0.05	(0.26)	0.08

Total from investment operations	0.35	(0.60)	(0.11)	0.33	(0.01)	0.31

Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.14)	(0.26)	(0.26)	(0.25)
Tax basis return of capital	0	(0.03)[1]	(0.15)[1]	(0.01)[1]	0	0

Total distributions to shareholders	(0.10)	(0.23)	(0.29)	(0.27)	(0.26)	(0.25)

Net asset value, end of period	$4.92	$4.67	$5.50	$5.90	$5.84	$6.11

Total return	7.42%	(10.76)%	(2.08)%	5.71%	(0.16)%	5.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$36,841	$51,230	$465,547	$715,849	$986,859	$1,197,647
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%[2]	0.69%	0.61%	0.59%	0.57%	0.58%
Expenses excluding waivers/reimbursements and expense reductions	0.94%[2]	0.69%	0.61%	0.59%	0.57%	0.58%
Net investment income	3.92%[2]	5.33%	5.01%	4.53%	4.23%	3.84%
Portfolio turnover rate	174%	189%	191%	128%	113%	154%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2009
CLASS IS	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.67	$5.50	$5.90	$5.84	$6.11	$6.05

Income from investment operations
Net investment income	0.09	0.25	0.28	0.27	0.24	0.22
Net realized and unrealized gains or losses on investments	0.25	(0.86)	(0.41)	0.06	(0.26)	0.07

Total from investment operations	0.34	(0.61)	(0.13)	0.33	(0.02)	0.29

Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.12)	(0.26)	(0.25)	(0.23)
Tax basis return of capital	0	(0.03)[1]	(0.15)[1]	(0.01)[1]	0	0

Total distributions to shareholders	(0.09)	(0.22)	(0.27)	(0.27)	(0.25)	(0.23)

Net asset value, end of period	$4.92	$4.67	$5.50	$5.90	$5.84	$6.11

Total return	7.29%	(10.99)%	(2.33)%	5.45%	(0.39)%	4.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,704	$5,837	$9,005	$12,898	$15,562	$23,793
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.20%[2]	0.96%	0.86%	0.84%	0.83%	0.83%
Expenses excluding waivers/reimbursements and expense reductions	1.20%[2]	0.96%	0.86%	0.84%	0.83%	0.83%
Net investment income	3.65%[2]	5.08%	4.78%	4.31%	3.99%	3.61%
Portfolio turnover rate	174%	189%	191%	128%	113%	154%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

December 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.4%
FIXED-RATE 3.4%
FNMA:
Ser. 2001-81, Class HE, 6.50%, 01/25/2032	$1,572,016	$1,685,000
Ser. 2003-108, Class BE, 4.00%, 11/25/2018	900,000	921,053

		2,606,053

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 0.95%, 02/15/2027	10,914	10,935

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $2,660,204)		2,616,988

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 34.9%
FIXED-RATE 34.9%
FHLMC:
4.00%, 07/15/2017 ##	909,982	943,564
4.50%, 01/15/2029 ##	900,000	939,252
5.00%, 12/15/2017 ##	900,000	954,902
5.50%, 11/01/2017-06/01/2036 ##	4,920,048	5,237,323
5.82%, 11/01/2036 ##	522,065	556,569
6.15%, 06/01/2037 ##	765,806	819,435
6.19%, 09/01/2037	404,275	431,960
FNMA:
5.50%, 12/01/2024-09/01/2036	4,156,214	4,380,354
6.00%, 04/01/2035-05/01/2038	2,587,005	2,747,744
6.18%, 12/01/2047	833,638	893,899
6.50%, 07/01/2017	290,437	315,345
7.00%, 01/01/2040 #	106,000	116,136
FNMA 15 year, 5.50%, TBA #	1,000,000	1,057,656
FNMA 30 year:
4.50%, TBA #	4,000,000	3,981,719
5.00%, TBA #	1,500,000	1,539,375
5.50%, TBA #	1,500,000	1,570,313
GNMA, 8.05%, 06/15/2019-10/15/2020	345,216	388,642

		26,874,188

FLOATING-RATE 0.0%
FNMA, 2.52%, 06/01/2017	4,270	4,321

Total Agency Mortgage-Backed Pass Through Securities (cost $27,038,708)		26,878,509

ASSET-BACKED SECURITIES 4.8%
Bank of America Credit Card Trust:
Ser. 2006-A11, Class A11, FRN, 0.26%, 04/15/2016	161,000	155,086
Ser. 2007-A4, Class A4, FRN, 0.27%, 11/15/2019	333,000	304,286
Capital One Multi-Asset Execution Trust, Ser. 2008-A3, Class A3, 5.05%, 02/15/2016	298,000	320,074

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
CitiBank Credit Card Issuance Trust:
Ser. 2008-A5, Class A5, 4.85%, 04/22/2015	$1,000,000	$1,072,366
Ser. 2009-A5, Class A5, 2.30%, 12/23/2014	550,000	547,438
Discover Card Master Trust I, Ser. 2006-3, Class A1, FRN, 0.26%, 03/15/2014	97,000	95,871
MBNA Master Credit Card Trust, Ser. 1997-B, Class A, FRN, 0.39%, 08/15/2014	182,000	178,457
SLM Student Loan Trust:
Ser. 2003-6, Class A4, FRN, 0.45%, 12/17/2018	83,559	83,100
Ser. 2008-5, Class A4, FRN, 1.98%, 07/25/2023	905,000	947,640

Total Asset-Backed Securities (cost $3,706,281)		3,704,318

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.4%
FIXED-RATE 5.4%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2007-02, Class A2, 5.63%, 04/10/2049	804,000	803,238
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2000-WF2, Class A2, 7.32%, 10/15/2032	19,700	20,089
Ser. 2001-TOP2, Class A2, 6.48%, 02/15/2035	59,000	61,084
Ser. 2002-PBW1, Class A2, 4.72%, 11/11/2035	307,000	315,515
Ser. 2002-TOP6, Class A2, 6.46%, 10/15/2036	214,000	224,799
Ser. 2005-PWR8, Class A4, 4.67%, 06/11/2041	127,000	121,683
Commercial Mtge. Pass-Through Certs., Ser. 2001-J2A, Class A2, 6.10%, 07/16/2034 144A	158,000	164,837
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-CKS4, Class A1, 4.49%, 11/15/2036	16,649	16,942
Ser. 2005-C1:
Class A3, 4.81%, 02/15/2038	18,000	17,984
Class A4, 5.01%, 02/15/2038	22,000	21,623
Ser. 2005-C2, Class A4, 4.83%, 04/15/2037	20,000	19,286
Ser. 2005-C5, Class A4, 5.10%, 08/15/2038	59,000	56,937
First Union National Bank Comml. Mtge. Trust, Ser. 2002-C1, Class A2, 6.14%, 02/12/2034	535,540	560,363
GE Capital Comml. Mtge. Corp., Ser. 2005-C4, Class A4, 5.33%, 11/10/2045	264,000	258,266
Greenwich Capital Comml. Funding Corp.:
Ser. 2005-GG3, Class A4, 4.80%, 08/10/2042	58,000	56,077
Ser. 2005-GG5, Class A5, 5.22%, 04/10/2037	296,000	280,908
Ser. 2006-GG7, Class A4, 5.92%, 07/10/2038	206,000	188,290
GS Mtge. Securities Corp., Ser. 2001-GL3A, Class A2, 6.45%, 08/05/2018 144A	219,000	229,764
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2007-CB19, Class A2, 5.75%, 02/12/2049	66,000	67,781
Ser. 2008-C2, Class A1, 5.02%, 02/12/2051	7,902	8,060
Ser. 2009-IWST, Class A2, 5.63%, 12/05/2027 144A	134,000	132,408

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	$130,000	$128,175
Ser. 2007-C1, Class A3, 5.40%, 02/15/2040	55,000	54,352
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	82,000	83,304
Morgan Stanley Capital I, Inc.:
Ser. 2003-IQ4, Class A2, 4.07%, 05/15/2040	25,000	24,411
Ser. 2004-T15, Class A4, 5.27%, 06/13/2041	47,000	47,140
Ser. 2005-T17, Class A5, 4.78%, 12/13/2041	30,000	29,495
Ser. 2007-HQ11, Class A31, 5.44%, 02/12/2044	133,000	131,823

Total Commercial Mortgage-Backed Securities (cost $4,104,026)		4,124,634

CORPORATE BONDS 32.1%
CONSUMER DISCRETIONARY 3.5%
Automobiles 1.1%
DaimlerChrysler AG, 7.30%, 01/15/2012	745,000	810,304

Media 2.4%
Comcast Corp., 6.75%, 01/30/2011	750,000	791,732
Time Warner, Inc., 6.875%, 05/01/2012	1,000,000	1,095,336

		1,887,068

CONSUMER STAPLES 2.6%
Beverages 2.2%
Anheuser-Busch, 7.75%, 01/15/2019 144A	1,000,000	1,172,753
PepsiCo, Inc., 5.00%, 06/01/2018	500,000	520,005

		1,692,758

Tobacco 0.4%
Altria Group, Inc., 9.70%, 11/10/2018	250,000	309,524

ENERGY 3.2%
Oil, Gas & Consumable Fuels 3.2%
Hess Corp., 8.125%, 02/15/2019	310,000	374,472
Husky Energy, Inc., 5.90%, 06/15/2014	500,000	545,560
Marathon Oil Corp., 6.00%, 10/01/2017	595,000	630,367
Total Capital SA, 3.125%, 10/02/2015	250,000	247,232
XTO Energy, Inc., 5.50%, 06/15/2018	595,000	635,743

		2,433,374

FINANCIALS 11.4%
Capital Markets 3.8%
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	750,000	796,151
Lazard Group, LLC, 7.125%, 05/15/2015	210,000	218,252
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	750,000	803,911

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley:
5.625%, 01/09/2012	$400,000	$422,329
5.95%, 12/28/2017	700,000	723,150

		2,963,793

Commercial Banks 1.8%
National City Corp., 6.20%, 12/15/2011	1,300,000	1,384,959

Consumer Finance 2.8%
American Express Co., 7.25%, 05/20/2014	305,000	344,479
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/2013	1,000,000	1,074,284
HSBC Finance Corp., 4.625%, 09/15/2010	750,000	768,749

		2,187,512

Diversified Financial Services 2.4%
Citigroup, Inc., 6.375%, 08/12/2014	145,000	151,952
JPMorgan Chase & Co., 5.375%, 10/01/2012	750,000	812,117
WEA Finance, LLC, 7.50%, 06/02/2014 144A	750,000	844,772

		1,808,841

Real Estate Investment Trusts (REITs) 0.6%
HCP, Inc., 6.00%, 01/30/2017	500,000	471,214

HEALTH CARE 2.7%
Biotechnology 1.4%
Amgen, Inc., 5.85%, 06/01/2017	1,000,000	1,094,405

Health Care Providers & Services 1.3%
UnitedHealth Group, Inc., 6.875%, 02/15/2038	250,000	259,204
WellPoint, Inc., 5.875%, 06/15/2017	700,000	722,259

		981,463

INDUSTRIALS 1.9%
Road & Rail 1.9%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	750,000	813,648
Union Pacific Corp., 6.125%, 01/15/2012	595,000	647,117

		1,460,765

INFORMATION TECHNOLOGY 1.1%
Computers & Peripherals 1.1%
Hewlett Packard Co., 6.125%, 03/01/2014	745,000	833,224

MATERIALS 0.8%
Chemicals 0.8%
Dow Chemical Co., 7.60%, 05/15/2014	565,000	643,514

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 1.8%
Verizon Communications, Inc.:
5.875%, 01/17/2012	$750,000	$799,467
7.375%, 11/15/2013	500,000	574,823

		1,374,290

Wireless Telecommunication Services 1.1%
AT&T Wireless, 8.125%, 05/01/2012	750,000	847,905

UTILITIES 2.0%
Electric Utilities 2.0%
Carolina Power & Light Co., 6.50%, 07/15/2012	750,000	822,767
FirstEnergy Solutions Co., 4.80%, 02/15/2015	715,000	730,617

		1,553,384

Total Corporate Bonds (cost $23,506,036)		24,738,297

OTHER 1.0%
FINANCIALS 1.0%
Diversified Financial Services 1.0%
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049 (cost $750,000)	750,000	776,126

U.S. TREASURY OBLIGATIONS 20.0%
U.S. Treasury Notes:
2.125%, 11/30/2014	184,000	179,702
2.375%, 10/31/2014	6,066,000	6,002,022
2.625%, 12/31/2014	1,295,000	1,290,399
3.125%, 05/15/2019	1,845,000	1,747,850
3.375%, 11/15/2019	6,451,000	6,207,107

Total U.S. Treasury Obligations (cost $15,514,918)		15,427,080

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FLOATING-RATE 0.2%
Perpetual Savings Bank, Ser. 1990-1, Class 1, 5.27%, 04/01/2020 (cost $201,924)	202,177	173,030

YANKEE OBLIGATIONS – CORPORATE 8.0%
FINANCIALS 1.4%
Capital Markets 0.7%
BP Capital Markets plc, 3.875%, 03/10/2015	500,000	514,308

Diversified Financial Services 0.7%
Export-Import Bank of Korea, 5.875%, 01/14/2015	500,000	537,725

HEALTH CARE 2.5%
Health Care Equipment & Supplies 1.1%
Covidien, Ltd., 5.45%, 10/15/2012	775,000	839,148

Pharmaceuticals 1.4%
AstraZeneca plc, 5.40%, 09/15/2012	1,010,000	1,103,973

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS 2.4%
Metals & Mining 2.4%
ArcelorMittal SA, 5.375%, 06/01/2013	$750,000	$792,053
Rio Tinto, Ltd., 5.875%, 07/15/2013	1,010,000	1,090,698

		1,882,751

TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication Services 1.7%
Rogers Communications, Inc., 6.375%, 03/01/2014	500,000	554,106
Vodafone Group plc, 7.75%, 02/15/2010	750,000	755,751

		1,309,857

Total Yankee Obligations – Corporate (cost $5,924,539)		6,187,762

	Shares	Value

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ## (cost $ 1,222,653)	1,222,653	1,222,653

Total Investments (cost $84,629,289) 111.4%		85,849,397

	Principal
	Amount	Value

SECURITIES SOLD SHORT (2.7%)
AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES (2.7%)
FIXED-RATE (2.7%)
FNMA 15 year, 5.50%, TBA #	$(1,500,000)	(1,586,484)
FNMA 30 year, 6.00%, TBA #	(500,000)	(529,609)

Total Securities Sold Short (proceeds $2,128,496)		(2,116,093)

Other Assets and Liabilities (8.7%)		(6,700,693)

Net Assets 100.0%		$77,032,611

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
TBA	To Be Announced

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of December 31, 2009:

AAA	63.0%
AA	3.6%
A	18.5%
BBB	14.8%
CCC	0.1%

100.0%

The following table shows the percent of total bonds based on effective maturity as of December 31, 2009:

Less than 1 year	1.8%
1 to 3 year(s)	15.5%
3 to 5 years	18.8%
5 to 10 years	30.7%
10 to 20 years	7.3%
20 to 30 years	21.9%
Greater than 30 years	4.0%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $83,406,636)	$84,626,744
Investments in affiliated issuers, at value (cost $1,222,653)	1,222,653

Total investments	85,849,397
Receivable for securities sold	27,751,487
Interest receivable	714,784
Receivable for Fund shares sold	13,775
Prepaid expenses and other assets	23,184

Total assets	114,352,627

Liabilities
Dividends payable	40,268
Payable for securities purchased	34,904,419
Payable for Fund shares redeemed	164,783
Payable for securities sold short, at value (proceeds $2,128,496)	2,116,093
Advisory fee payable	3,552
Distribution Plan expenses payable	1,518
Due to other related parties	2,377
Accrued expenses and other liabilities	87,006

Total liabilities	37,320,016

Net assets	$77,032,611

Net assets represented by
Paid-in capital	$187,642,708
Overdistributed net investment income	(99,646)
Accumulated net realized losses on investments	(111,742,962)
Net unrealized gains on investments	1,232,511

Total net assets	$77,032,611

Net assets consists of
Class A	$18,760,928
Class B	2,491,374
Class C	13,235,190
Class I	36,840,655
Class IS	5,704,464

Total net assets	$77,032,611

Shares outstanding (unlimited number of shares authorized)
Class A	3,814,363
Class B	506,533
Class C	2,690,742
Class I	7,489,841
Class IS	1,159,764

Net asset value per share
Class A	$4.92
Class A — Offering price (based on sales charge of 2.25%)	$5.03
Class B	$4.92
Class C	$4.92
Class I	$4.92
Class IS	$4.92

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2009 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $49)	$2,066,434
Income from affiliated issuers	2,397

Total investment income	2,068,831

Expenses
Advisory fee	178,951
Distribution Plan expenses
Class A	24,290
Class B	13,124
Class C	54,667
Class IS	7,471
Administrative services fee	42,607
Transfer agent fees	84,933
Trustees’ fees and expenses	2,393
Printing and postage expenses	16,592
Custodian and accounting fees	12,272
Registration and filing fees	38,035
Professional fees	22,642
Other	4,999

Total expenses	502,976
Less: Expense reductions	(12)
Expense reimbursements	(4,858)

Net expenses	498,106

Net investment income	1,570,725

Net realized and unrealized gains or losses on investments
Net realized losses on securities:
Unaffiliated issuers	(4,565,161)
Affiliated issuers	(150,525)

Net realized losses on investments	(4,715,686)

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	9,145,117
Affiliated issuers	201,544
Securities sold short	12,403

Net change in unrealized gains or losses on investments	9,359,064

Net realized and unrealized gains or losses on investments	4,643,378

Net increase in net assets resulting from operations	$6,214,103

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2009 (unaudited)		Year Ended June 30, 2009

Operations
Net investment income		$1,570,725		$13,591,850
Net realized losses on investments		(4,715,686)		(107,619,575)
Net change in unrealized gains or losses on investments		9,359,064		37,104,010

Net increase (decrease) in net assets resulting from operations		6,214,103		(56,923,715)

Distributions to shareholders from
Net investment income
Class A		(358,018)		(853,087)
Class B		(37,902)		(90,148)
Class C		(156,123)		(289,161)
Class I		(900,675)		(10,030,124)
Class IS		(108,467)		(277,194)
Tax basis return of capital
Class A		0		(110,418)
Class B		0		(14,495)
Class C		0		(47,375)
Class I		0		(1,179,266)
Class IS		0		(36,262)

Total distributions to shareholders		(1,561,185)		(12,927,530)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	439,368	2,149,320	872,723	4,085,756
Class B	137,791	673,067	294,114	1,359,864
Class C	946,317	4,685,708	845,626	3,851,235
Class I	534,063	2,609,510	4,938,004	23,576,883
Class IS	233	1,117	98	445

		10,118,722		32,874,183

Net asset value of shares issued in reinvestment of distributions
Class A	56,542	278,754	158,735	746,193
Class B	5,598	27,579	14,792	69,313
Class C	21,321	105,064	50,623	236,124
Class I	165,941	817,269	1,098,351	5,196,813
Class IS	13,732	67,679	42,594	199,656

		1,296,345		6,448,099

Automatic conversion of Class B shares to Class A shares
Class A	54,860	265,438	93,538	435,661
Class B	(54,860)	(265,438)	(93,538)	(435,661)

		0		0

Payment for shares redeemed
Class A	(724,930)	(3,543,719)	(2,360,511)	(11,409,972)
Class B	(139,713)	(684,201)	(310,409)	(1,474,633)
Class C	(309,373)	(1,521,980)	(678,227)	(3,203,858)
Class I	(4,184,370)	(20,558,183)	(79,748,869)	(380,393,913)
Class IS	(104,487)	(506,587)	(430,467)	(2,042,507)

		(26,814,670)		(398,524,883)

Net decrease in net assets resulting from capital share transactions		(15,399,603)		(359,202,601)

Total decrease in net assets		(10,746,685)		(429,053,846)

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended December 31, 2009 (unaudited)	Year Ended June 30, 2009

Net assets
Beginning of period	$87,779,296	$516,833,142

End of period	$77,032,611	$87,779,296

Overdistributed net investment income	$(99,646)	$(109,186)

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through February 22, 2010, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

f. Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

g. Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund records the proceeds paid to borrow the security as a liability which is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan is recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the six months ended December 31, 2009, the advisory fee was equivalent to an annual rate of 0.42% of the Fund’s average daily net assets.

Effective December 1, 2009, Wells Capital Management Inc. (“Wells Capital”), an indirect wholly-owned subsidiary of Wells Fargo, replaced Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, as the investment sub-advisor to the Fund pursuant to a new interim sub-advisory agreement between EIMC and Wells Capital. The interim sub-advisory agreement will be in effect until no later than April 29, 2010. The shareholders of the Fund will meet on or around April 15, 2010 to consider a definitive sub-advisory agreement with Wells Capital, which if approved would replace the Fund’s interim agreement. The investment sub-advisor to the Fund is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended December 31, 2009, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $4,858.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended December 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended December 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the six months ended December 31, 2009, EIS received $197 from the sale of Class A shares and $1,514 and $770 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2009:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$122,975,663	$16,452,892	$105,367,353	$38,989,616

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-backed securities	$0	$3,704,318	$0	$3,704,318
Mortgage-backed securities	0	33,793,161	0	33,793,161
Corporate debt securities	0	30,926,059	0	30,926,059
Debt securities issued by U.S. Treasury and U.S. government agencies	15,427,080	0	0	15,427,080
Other	0	776,126	0	776,126
Short-term investments	1,222,653	0	0	1,222,653

	$16,649,733	$69,199,664	$0	$85,849,397

Further details on the major security types listed above can be found in the Schedule of Investments.

As of December 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investment in securities sold short	$0	$(2,116,093)	$0	$(2,116,093)

On December 31, 2009, the aggregate cost of securities for federal income tax purposes was $84,650,861. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,707,949 and $509,413, respectively, with a net unrealized appreciation of $1,198,536.

As of June 30, 2009, the Fund had $70,034,418 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2012	2014	2015	2017

$959,410	$830,422	$4,490,699	$9,632,018	$54,121,869

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2009, the Fund incurred and elected to defer post-October losses of $36,742,657.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. IN-KIND TRANSACTION

Effective at the close of business on May 28, 2009, the Fund redeemed assets through an in-kind redemption. The number and value of Class I shares redeemed are reflected as payment for shares redeemed in the Statement of Changes in Net Assets for the year ended June 30, 2009. In the transaction, the Fund distributed securities with a market value of $73,625,934 and cash in the amount of $6,949,704. The Fund realized $13,276,820 of net capital losses resulting from the in-kind redemption.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2009, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended December 31, 2009, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. SUBSEQUENT EVENTS

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Advantage Total Return Bond Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Total Return Bond Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

Effective January 4, 2010, Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo & Company, replaced EIS as the distributor for the Fund.

In January 2010, the Fund changed its pricing for all evaluated prices for taxable fixed income securities and non-listed preferred stocks from mean to bid prices. The change was the result of EIMC’s analysis of which price estimate (mean or bid) provided the better estimate of value. The impact to the net asset value (NAV) per share of the Fund on the day of the change was less than $0.01.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

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ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Tattersall Advisory Group, Inc. (“TAG” or the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Short Intermediate Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

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ADDITIONAL INFORMATION (unaudited) continued

information that EIMC, the Sub-Advisor, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

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ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with

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ADDITIONAL INFORMATION (unaudited) continued

those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with EIMC’s and the Sub-Advisor’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Intermediate Government/Credit Index. The Trustees also noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had performed in the fifth quintile of mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s performance had suffered in recent periods due to significant exposure to mortgage-backed securities. The Trustees also noted that EIMC has taken steps to improve the Fund’s performance and expected to propose to change the Fund’s sub-advisor. The Trustees concluded that the remedial measures being undertaken by EIMC in light of the Fund’s relative underperformance were sufficient under the circumstances to support continuation of the advisory agreements. In anticipation of EIMC’s proposal to change the Fund’s sub-advisor, the Trustees approved the continuation of the Fund’s current sub-advisory agreement until November 30, 2009, rather than for a full year. (Please see “Matters Relating to Approval of Interim and Definitive Sub-Advisory Agreements” below.)

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its

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ADDITIONAL INFORMATION (unaudited) continued

benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was slightly higher than the average management fee paid by the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in

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ADDITIONAL INFORMATION (unaudited) continued

the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

Matters Relating to Approval of Interim and Definitive Sub-Advisory Agreements. In November 2009, EIMC recommended that the Trustees approve interim and definitive investment sub-advisory agreements for the Fund, under which Wells Capital Management Incorporated (“Wells Cap”) would serve as sub-adviser, replacing TAG. This was due in large part to the expected departure of key personnel from TAG. On November 18, 2009, the Board of Trustees approved an interim investment sub-advisory agreement, effective December 1, 2009, under which Wells Cap would serve as sub-adviser to the Fund for up to 150 days. The Trustees also approved a definitive investment sub-advisory agreement, which would become effective upon shareholder approval, and recommended that shareholders of the Fund approve the definitive investment sub-advisory agreement at a meeting expected to be held in early 2010.

In considering whether to approve the interim and definitive sub-advisory agreements, the Trustees took into account that they had recently approved the annual continuation of the Fund’s existing investment advisory and sub-advisory agreements in September 2009, as described above. The Trustees noted that EIMC would remain the investment adviser to the Fund, with overall responsibility to the Fund for its investment program. The Trustees reviewed the terms of the interim sub-advisory agreement, noting that the terms were generally identical to those of the Fund’s investment sub-advisory agreement then in effect (but for provisions required by law to be included in the interim agreement). They also reviewed the terms of the definitive sub-advisory agreement, noting that, while there were certain differences between the definitive sub-advisory agreement and the sub-advisory agreement then in place with TAG, the differences should not be seen to affect the advisability of entering into the sub-advisory agreement with Wells Cap.

The Trustees considered information about the groups within Wells Cap proposed to provide sub-advisory services to the Fund, considering the experience of the investment professionals, the resources available to them, and their experience and track records managing similar portfolios, among other things. The Trustees discussed Wells Cap with EIMC’s Chief Investment Officer, who also served as the Chief Investment Officer for fixed income within the Wells Fargo investment management organization and who had responsibility for oversight of TAG and the fixed income investment teams within Wells Cap. During these discussions and in the course of their review of information, the Trustees considered the fees to be paid under the interim and definitive sub-advisory agreements, the nature and quality of services that the Fund received from TAG and might expect to receive from Wells Cap, and the relative stability of the TAG and Wells Cap organizations, as well as other matters that the Trustees considered to have a bearing upon the agreements. It was noted that EIMC committed that the Fund would not bear the expense related to soliciting shareholder approval for the definitive sub-advisory agreement.

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ADDITIONAL INFORMATION (unaudited) continued

Based on the foregoing, the Fund’s Board of Trustees approved the interim and definitive sub-advisory agreements with Wells Cap, and recommended that shareholders approve the definitive sub-advisory agreement so that the Fund may continue to receive investment sub-advisory services from Wells Cap.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

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Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.;

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

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120023 564986 rv7 02/2010

Item 2 – Code of Ethics

Not required for this semi-annual filing.

Item 3 – Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: February 24, 2010

By:	/s/ Kasey Phillips

Kasey Phillips Principal Financial Officer

Date: February 24, 2010